DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the East West Bank Employees 401(k) Savings Plan (the “Plan”) provides only general information. Plan participants should refer to the Plan documents, as amended, for a more complete description of the Plan’s provisions. The Plan is subject to the requirements of the Employee Retirement Income Security Act of 1974 (“ERISA”).

General — The Plan is a defined contribution plan sponsored by East West Bank (the “Bank” or the “Plan Sponsor”), a wholly-owned bank subsidiary of East West Bancorp, Inc. (“East West”). The Plan is administered by the Retirement Plan Committee appointed by the Board of Directors of East West. Empower Trust Company, LLC (the “Trustee”) serves as the trustee for the Plan. The Plan became effective on January 1, 1986, and its provisions were amended and restated on January 1, 2022, and have been subsequently amended.

Eligibility — Employees are eligible to participate in the Plan as of the first day of the first calendar month after the date they have completed three months of service with the Bank and have attained the age of 18. Eligible employees are automatically enrolled in the Plan at a 3% pre-tax contribution rate unless the participants elect otherwise.

Contributions — Eligible employees may elect to defer 1% to 80% of their pre-tax and/or after-tax (Roth) 401(k) annual compensation subject to the annual maximum allowable participant contribution, which was $23,500 for the year ended December 31, 2025. In addition, participants may make voluntary non-Roth after-tax contributions, subject to the overall annual addition limit under the Internal Revenue Code, which was $70,000 for 2025. For 2025, Plan participants aged 50 years or older before the end of the Plan year were also permitted to make additional catch-up contributions up to $7,500. Effective January 1, 2025, the Plan adopted provisions that allowed Plan participants aged 60 through 63 years during calendar year 2025 to contribute at a higher catch-up limit of $11,250. Plan participants may rollover into the Plan eligible distributions from other tax-qualified retirement plans or individual retirement accounts (“IRAs”).

The Plan permits participants to convert non-Roth amounts within the Plan, including voluntary non-Roth after-tax contributions, to Roth accounts as in-plan Roth rollovers for amounts that are both eligible and not eligible for distribution. However, in-plan Roth Rollovers are not permitted for loans from the Plan. If a participant rolls over the payment to a designated Roth account in this Plan, the amount of the payment rolled over (reduced by any after-tax amounts directly rolled over) will be taxed. However, the 10% additional tax on early distributions will not apply (unless the participant withdraws the amount rolled over out of the designated Roth account within the 5-year period that begins on January 1 of the year of the rollover). Any amount transferred through an in-plan Roth-rollover will be eligible for distribution or retain its existing restrictions according to the rules applicable to the account immediately prior to the rollover.

The Bank matches $0.75 for each $1.00 contributed by Plan participants, up to the first 6% of the Plan participant’s eligible compensation. The Bank has the discretion to true-up matching contributions for the Plan year in situations where a Plan participant’s deferral percentages exceed the 6% limit in certain periods but are less than the 6% limit in other periods, provided the total employer matching amounts do not exceed the designated matching amounts for the full Plan year. Employer contributions receivables on the Statements of Net Assets Available for Benefits represent the Bank’s true-up matching contributions for the years ended December 31, 2025 and 2024, which were deposited after each year end. Contributions to the Plan are held in a trust fund (the “Trust”). The Trustee is responsible for the safekeeping of the Trust, including holding and investing the Plan’s assets.

The Bank may make a discretionary, non-elective contribution (profit-sharing) on behalf of participants that are employed at year end and have worked at least 1,000 hours. There was no non-elective contribution made for the year ended December 31, 2025.
Investments — During the year ended December 31, 2025, Plan participants directed and allocated the investments of their contributions among various investment options offered by the Plan, which included the common stock of East West, a guaranteed income fund (“GIF”) managed by Empower Annuity Insurance Company (“EAIC”) and mutual funds. Participants are allowed to change their investment options at any time. During 2024, the Plan entered into a put agreement with the Trustee to replace certain GIF assets in the Plan’s GoalMaker models and also replaced GoalMaker as the Plan’s qualified default investment alternative (“QDIA”). Under the QDIA structure, retirement contributions are automatically invested in the American Funds Target Date Retirement fund that most closely corresponds to the participant’s expected retirement year. The American Funds Target Date Retirement funds are designed to provide a balance of growth, income and capital preservation, with allocation becoming more conservative as the target retirement date approaches and thereafter.

Vesting, Benefits and Benefits Payable — Plan participants are fully vested in their salary deferral contributions and the amounts rolled over from former employers’ tax-qualified retirement plans or IRAs. Plan participants become vested in the matching and non-elective contributions received from the employer at the rate of 20% per year for each full year of service and are fully vested after five years of service, or upon reaching normal retirement age (65 years), death, or becoming disabled while an employee.

Upon separation from service with the Bank, regardless of a participant’s vested account balance, a participant may elect to receive his or her vested account balance as a lump sum or rollover distribution to an IRA or new employer’s qualified plan or as installment payments. However, if a participant does not make a timely distribution election, the following will apply: (1) If a participant’s vested account balance does not exceed $7,000, the Plan will automatically roll over the Plan participant’s distribution into an IRA designated under the Plan; (2) If a participant’s vested account balance exceeds $7,000, the participant must consent to any distribution of the vested account. However, for non-Roth accounts the Plan Administrator will commence distribution of the vested account balance without the participant’s consent at the time that payments must begin under applicable federal law, which is generally the April 1st following the later of the calendar year when the participant attains the age of 73 or when employment is terminated.

In addition, the Plan allows for withdrawals for employees over 59.5 years of age and hardship distributions if certain criteria are met. Participants that are victims of domestic abuse, as defined by the Plan, may request a withdrawal up to the lesser of $10,000 or 50% of their vested balance. The Plan also allows participants to request a qualified disaster recovery withdrawal of up to $22,000 of their vested balance to cover economic losses resulting from a qualified disaster. Plan participants have 180 days from the incident date of the disaster or the disaster declaration date, if later, to take a qualified disaster recovery withdrawal.

As of December 31, 2025 and 2024, there were no amounts owed to terminated participants who had elected to withdraw their benefits.

Forfeiture Accounts — If a participant terminates employment before being fully vested in the employer contributions, the non-vested portion of the terminated participant’s account balance remains in the Plan’s forfeiture account. Certain unclaimed property is also added to the forfeiture account. Forfeiture accounts are used to pay certain plan expenses and reduce future employer contributions. Forfeitures of $718,762 were used to reduce employer contributions and $113,968 plan expenses were paid with funds from the forfeiture accounts during the year ended December 31, 2025. The unallocated forfeiture accounts outstanding were $765,012 and $176,826 as of December 31, 2025 and 2024, respectively.

Participant Accounts — Each Plan participant’s account is credited with the participant’s contributions, employer matching and non-elective contributions, the Plan’s earnings or losses, and rollovers from former employers’ tax-qualified retirement plans or IRAs, if applicable. Allocations of earnings or losses are based on the Plan participant’s account balances as defined in the Plan document.
Notes Receivable from Participants — Active participants in the Plan are eligible for loans under the Plan. Plan participants may borrow from their 401(k) account a minimum of $1,000 and can have only one loan outstanding from the Plan. The maximum loan that may be obtained is the lesser of (1) 50% of the Plan participant’s vested account balance; or (2) $50,000 reduced by the excess (if any) of (A) the highest outstanding loan balance made to the Plan participant during the 12-month period preceding the date on which the new loan is made, or (B) the outstanding loan balances from the Plan to the participant on the date on which the new loan is made. The maximum allowed terms of a general purpose loan and a loan used to finance a primary residence are 5 and 20 years, respectively. The loans are secured by the vested balances in the Plan participants’ accounts. The interest rate on participant loans is set at 1% above the prime rate published in the Wall Street Journal on the first business day of the month a loan is originated and remains fixed for the entire term of the loan. Principal and interest are repaid through payroll deductions from the participants’ salaries.

Plan Termination — Although the Bank has not expressed any intent to do so, it has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of the Plan’s termination, the total amounts credited to the accounts of each participant become fully vested and no further allocations shall be made, and the Bank may choose to direct the distribution of their participant accounts in a manner permitted by the Plan as soon as practicable thereafter.